Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Fortuna Mining Corp. | PERU | Federal Government of Peru, National Superintendency of Tax Administration
Total	$ 18,686,251	$ 262,900				$ 18,949,151
Fortuna Mining Corp. | PERU | Federal Government of Peru, Agency for Environmental Assessment and Enforcement
Total			$ 119,049			119,049
Fortuna Mining Corp. | PERU | Federal Government of Peru, Supervisory Agency for Investment in Energy and Mining
Total			204,083			204,083
Fortuna Mining Corp. | PERU | Federal Government of Peru, Geological, Mining and Metallurgical Institute
Total			270,443			270,443
Fortuna Mining Corp. | PERU | Federal Government of Peru, National Water Authority
Total			232,706			232,706
Goldrock Mines Corp. | ARGENTINA | National Government of Argentina, Ministry of Environment and Sustainable Development
Total			362,624			362,624
Goldrock Mines Corp. | ARGENTINA | Municipality of Tolar Grande
Total			400,864			400,864
Goldrock Mines Corp. | ARGENTINA | National Government of Argentina, Revenue and Customs Control Agency, Wealth Tax
Total	2,607,341					2,607,341
Goldrock Mines Corp. | ARGENTINA | Provincial Government of Salta, General Treasury, Royalties
Total		10,362,436				10,362,436
Fortuna Silver Holdings (Mexico) Inc. | MEXICO | National Government of Mexico, Ministry of Economy
Total		725,733				725,733
Roxgold Inc. | CTE D'IVOIRE | Government of Cote d'Ivoire, Tax Authority
Total	89,756,094	52,839,512	336,298	$ 15,238,933		158,170,836
Roxgold Inc. | CTE D'IVOIRE | Municipality of Seguela
Total					$ 862,486	862,486
Roxgold Inc. | BURKINA FASO | Government of Burkina Faso, Tax Authority
Total	$ 31,528,031	$ 17,786,403	$ 50,479	$ 15,457,129		$ 64,822,042